SUPPLEMENTARY CASH FLOW INFORMATION	3 Months Ended
Nov. 30, 2021
Supplementary Cash Flow Information [Abstract]
SUPPLEMENTARY CASH FLOW INFORMATION [Text Block]

10. SUPPLEMENTARY CASH FLOW INFORMATION

Net change in non-cash working capital:

Period ended	November 30, 2021	November 30, 2020

Amounts receivable, prepaid expenses and other assets	$(503)	$(146)
Payment of bank advisory fees	-	(2,890)
Accounts payable and other liabilities	(314)	(706)
	$(817)	$(3,742)